Performance Management - BNY Mellon Midcap Index Fund, Inc.	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P 1500® Index, a broad measure of market performance, and the S&P MidCap 400® Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments. Prior to August 31, 2016, the fund's Investor shares were undesignated.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q4: 24.26 Worst Quarter 2020, Q1: (29.84)
Performance Table Narrative

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Midcap Index Fund, Inc.		12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 1500® Index reflects no deductions for fess, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 1500® Index
S&P 1500® Index reflects no deductions for fess, expenses or taxes | Average Annual Return, Percent		17.02%	13.96%		14.46%
S&P MidCap 400® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P MidCap 400® Index
S&P MidCap 400® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		7.50%	9.12%		10.72%
Investor Shares | Average Annual Return, Label [Optional Text]	returns before taxes
Investor Shares | Average Annual Return, Percent		6.94%	8.58%		10.19%
Investor Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	returns after taxes on distributions
Investor Shares | After Taxes on Distributions | Average Annual Return, Percent		4.15%	5.48%		7.28%
Investor Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	returns after taxes on distributions and sale of fund shares
Investor Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		6.07%	6.32%		7.67%
Class I Shares | Average Annual Return, Label [Optional Text]	returns before taxes
Class I Shares | Average Annual Return, Percent		7.21%	8.86%		10.44%
Class I Shares | Performance Inception Date				Aug. 31, 2016

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fess, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.26%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020